UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
 (Exact name of registrant as specified in charter)

325 Chestnut Street
Suite 512
Philadelphia, PA 19106
 (Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
 (Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.
Innovator McKinley Income Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 14.24%
Diversified - 3.01%
Corrections Corporation of America	25,007	$723,452
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,037	405,682
NorthStar Realty Europe Corp.	7,173	70,008
		1,199,142
Health Care - 4.18%
Omega Healthcare Investors, Inc.	15,429	494,654
Physicians Realty Trust	68,188	1,171,470
		1,666,124
Hotels - 1.29%
Hospitality Properties Trust	21,251	515,974
Mortgage - 5.76%
Agree Realty Corp.	5,869	217,446
Capstead Mortgage Corp.	44,877	435,756
Invesco Mortgage Capital, Inc.	80,618	911,790
MFA Financial, Inc.	107,631	732,967
		2,297,959
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,255,297)		$5,679,199

COMMON STOCKS - 41.66%
Amusement Parks and Arcades - 1.58%
Six Flags Entertainment Corp.	12,405	$630,918
Deep Sea, Coastal, and Great Lakes Water Transportation - 1.44%
Ship Finance International Ltd.	44,206	576,004
Depository Credit Intermediation - 0.77%
PacWest Bancorp	9,529	306,643
Lessors of Real Estate - 0.12%
Four Corners Property Trust, Inc.	3,050	50,051
Motion Picture and Video Industries - 2.54%
Regal Entertainment Group	51,474	1,013,523
Other Investment Pools and Funds - 2.85%
New Media Investment Group, Inc.	72,645	1,135,441
Other Telecommunications - 4.32%
AT&T, Inc.	29,377	1,085,480
Verizon Communications, Inc.	12,564	637,372
		1,722,852
Petroleum and Coal Products Manufacturing - 1.33%
BP Plc - ADR	18,231	530,340
Pharmaceutical and Medicine Manufacturing - 10.40%
AbbVie, Inc.	16,562	904,451
AstraZeneca Plc - ADR	35,854	1,027,934
Bristol-Myers Squibb Co.	13,979	865,720
GlaxoSmithKline Plc - ADR	19,226	743,469
Merck & Co., Inc.	12,057	605,382
		4,146,956
Poultry and Egg Production - 1.15%

Cal-Maine Foods, Inc.	8,611	459,655
Printing and Related Support Activities - 1.83%
R.R. Donnelley & Sons Co.	48,005	728,716
Restaurants and Other Eating Places - 1.37%
Darden Restaurants, Inc.	8,542	545,663
Tobacco Manufacturing - 10.85%
Altria Group, Inc.	22,874	1,408,352
Reynolds American, Inc.	28,885	1,456,670
Vector Group Ltd.	62,890	1,460,935
		4,325,957
Traveler Accommodation - 1.11%
InterContinental Hotels Group Plc - ADR	11,712	442,597
TOTAL COMMON STOCKS (Cost $16,154,969)		$16,615,316

MASTER LIMITED PARTNERSHIPS - 23.90%
Amusement Parks and Arcades - 3.11%
Cedar Fair L.P.	21,041	$1,240,157
Death Care Services - 3.46%
StoneMor Partners L.P.	51,654	1,380,195
Deep Sea, Coastal, and Great Lakes Water Transportation - 1.09%
Capital Product Partners L.P.	129,230	432,921
Gasoline Stations - 2.66%
AmeriGas Partners L.P.	25,999	1,059,979
Other Financial Investment Activities - 9.62%
AllianceBernstein Holding L.P.	52,066	1,029,865
Apollo Global Management, LLC.	51,201	796,175
Blackstone Group L.P.	42,015	1,091,130
KKR & Co. L.P.	71,764	921,450
		3,838,620
Other Pipeline Transportation - 1.02%
Plains All American Pipeline L.P.	19,076	408,608
Petroleum and Coal Products Manufacturing - 1.02%
Calumet Specialty Products Partners L.P.	41,724	405,140
Pipeline Transportation of Natural Gas - 1.92%
Energy Transfer Partners L.P.	28,742	766,549
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $10,931,604)		$9,532,169

BUSINESS DEVELOPMENT COMPANIES - 15.74%
Closed-end Funds - 15.74%
Ares Capital Corp.	92,512	$1,263,714
FS Investment Corp.	70,939	599,435
Goldman Sachs BDC, Inc.	42,767	801,454
Hercules Capital, Inc.	33,280	371,072
Main Street Capital Corp.	37,170	1,093,541
Prospect Capital Corp.	143,572	1,033,718
Solar Capital Ltd.	64,616	1,114,626
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $6,646,732)		$6,277,560

EXCHANGE TRADED FUNDS - 2.10%
Other Investment Pools and Funds - 2.10%
Vanguard High Dividend Yield ETF	12,863	$839,053
TOTAL EXCHANGE TRADED FUNDS (Cost $803,519)		$839,053

SHORT TERM INVESTMENTS - 2.69%
Money Market Funds - 2.69%
Fidelity Government Portfolio - Class I, 0.21%		1,071,665	$1,071,665
TOTAL SHORT TERM INVESTMENTS (Cost $1,071,665)			$1,071,665

Total Investments (Cost $41,863,786) - 100.33%			$40,014,962
Liabilities in Excess of Other Assets - (0.33)%			(133,213)
TOTAL NET ASSETS - 100.00%			$39,881,749

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Innovator IBD 50 Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 17.57%
Diversified - 4.48%
CoreSite Realty Corp.	21,682	$1,397,622
EPR Properties	6,409	398,832
		1,796,454
Mortgage - 5.86%
Equity LifeStyle Properties, Inc.	16,963	1,190,124
STORE Capital Corp.	47,896	1,156,688
		2,346,812
Storage - 7.23%
Extra Space Storage, Inc.	16,152	1,326,887
Public Storage	3,125	779,656
Sovran Self Storage, Inc.	7,445	792,446
		2,898,989
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,965,606)		$7,042,255

COMMON STOCK - 82.19%
Activities Related to Credit Intermediation - 0.50%
Euronet Worldwide, Inc. (a)	3,002	$196,751
Agriculture, Construction, and Mining Machinery Manufacturing - 2.99%
Toro Co.	15,035	1,198,290
Amusement Parks and Arcades - 2.91%
Six Flags Entertainment Corp.	22,963	1,167,899
Chemical and Allied Products Merchant Wholesalers - 1.05%
Acuity Brands, Inc.	2,010	420,954
Clothing Stores - 1.97%
Ross Stores, Inc.	14,324	787,534
Computer Systems Design and Related Services - 0.51%
Cadence Design System, Inc. (a)	9,396	202,484
Cut and Sew Apparel Manufacturing - 2.05%
Michael Kors Holdings Ltd. (a)	14,476	820,065
Depository Credit Intermediation - 1.96%
Home BancShares, Inc.	19,901	786,488
Electric Power Generation, Transmission and Distribution - 0.97%
WEC Energy Group, Inc.	6,913	389,548
Electrical Equipment Manufacturing - 0.51%
A. O. Smith Corp.	2,878	202,554
Footwear Manufacturing - 1.01%
Nike, Inc.	6,585	405,570
Fruit and Vegetable Preserving and Specialty Food Manufacturing - 0.50%
Campbell Soup Co.	3,255	200,996
Management, Scientific, and Technical Consulting Services - 1.97%
AMN Healthcare Services, Inc. (a)	27,790	790,070
Medical Equipment and Supplies Manufacturing - 2.97%
Edwards Lifesciences Corp. (a)	13,691	1,191,117
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 3.48%
O'Reilly Automotive, Inc. (a)	5,362	1,395,836

Newspaper, Periodical, Book, and Directory Publishers - 0.96%
MSCI, Inc.	5,449	384,263
Other Amusement and Recreation Industries - 0.50%
Global Payments, Inc.	3,272	199,428
Other Fabricated Metal Product Manufacturing - 3.72%
Smith & Wesson Holding Corp. (a)	58,791	1,490,940
Other Financial Investment Activities - 3.03%
Vantiv, Inc. (a)	23,332	1,214,197
Other General Merchandise Stores - 2.48%
Dollar General Corp.	2,675	198,619
Five Below, Inc. (a)	20,744	795,532
		994,151
Other General Purpose Machinery Manufacturing - 0.51%
Graco, Inc.	2,586	202,536
Other Information Services - 2.96%
NetEase, Inc. - ADR	8,817	1,186,856
Other Miscellaneous Manufacturing - 3.43%
Pool Corporation	17,137	1,375,587
Other Miscellaneous Store Retailers - 4.41%
Stamps.com, Inc. (a)	14,925	1,769,060
Other Schools and Instruction - 5.92%
New Oriental Education & Technology Group, Inc. - ADR	37,539	1,168,589
TAL Education Group - ADR (a)	23,278	1,204,637
		2,373,226
Pharmaceutical and Medicine Manufacturing - 3.43%
Emergent BioSolutions, Inc. (a)	5,348	180,923
Ligand Pharmaceuticals, Inc. (a)	8,626	796,007
Prestige Brands Holdings, Inc. (a)	8,138	397,948
		1,374,878
Poultry and Egg Production - 3.11%
Cal-Maine Foods, Inc.	23,314	1,244,501
Restaurants and Other Eating Places - 3.51%
Dave & Buster's Entertainment, Inc. (a)	38,076	1,405,385
Scheduled Air Transportation - 3.48%
Ryanair Holdings Plc - ADR	16,780	1,395,593
Semiconductor and Other Electronic Component Manufacturing - 7.96%
Broadcom Ltd.	6,186	828,738
Monolithic Power Systems, Inc.	6,809	402,140
NVIDIA Corp.	37,636	1,180,264
Universal Display Corp. (a)	16,337	780,582
		3,191,724
Shoe Stores - 0.93%
Foot Locker, Inc.	5,988	374,250
Software Publishers - 4.06%
Ellie Mae, Inc. (a)	16,885	1,420,536
Nuance Communications, Inc. (a)	10,427	203,431
		1,623,967
Travel Arrangement and Reservation Services - 0.99%
Priceline Group, Inc. (a)	315	398,541
Utility System Construction - 0.95%
Dycom Industries, Inc. (a)	6,653	379,021
Wired Telecommunications Carriers - 0.50%
j2 Global, Inc.	2,768	202,285

TOTAL COMMON STOCK (Cost $31,071,095)			$32,936,545

SHORT TERM INVESTMENTS - 0.34%
Money Market Funds - 0.34%
Fidelity Government Portfolio - Class I, 0.21%		137,143	$137,143
TOTAL SHORT TERM INVESTMENTS (Cost $137,143)			$137,143

Total Investments (Cost $38,173,844) - 100.10%			$40,115,943
Liabilities in Excess of Other Assets - (0.10)%			(40,723)
TOTAL NET ASSETS - 100.00%			$40,075,220

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Academy Funds Trust
Notes to Schedule of Investments
February 29, 2016 (Unaudited)

1)  Significant Accounting Policies

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for debt securities, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Academy Funds Trust’s (the “Trust”) pricing procedures. Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Open-ended mutual funds are valued at that day’s Net Asset Value (“NAV”). Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value. The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.
Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from Funds’ investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received that are classified as return of capital reduce the cost basis of that security on the schedule of investments.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. The Funds reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period. Transfers between levels are recognized at the end of the reporting period.

Innovator McKinley Income Fund
	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts	$5,679,199	$-	$-	$5,679,199
Common Stocks	16,615,316	-	-	16,615,316
Master Limited Partnerships	9,532,169	-	-	9,532,169
Business Development Companies	6,277,560	-	-	6,277,560
Exchange Traded Funds	839,053	-	-	839,053
Short Term Investments	1,071,665	-	-	1,071,665
Total Investments in Securities	$40,014,962	$-	$-	$40,014,962

Innovator IBD 50 Fund
	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts	$7,042,255	$-	$-	$7,042,255
Common Stocks	32,936,545	-	-	32,936,545
Short Term Investments	137,143	-	-	137,143
Total Investments in Securities	$40,115,943	$-	$-	$40,115,943

See the Schedule of Investments for the investments detailed by industry classification.

2)  Federal Tax Information

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows:1

	Innovator McKinley Income Fund	Innovator IBD 50 Fund

Cost of Investments	$41,863,786	$38,173,844

Gross unrealized appreciation	2,545,904	2,358,175
Gross unrealized depreciation	(4,394,728)	(416,076)
Net unrealized appreciation / (depreciation)	$(1,848,824)	$1,942,099

1Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  _______Academy Funds Trust

By (Signature and Title) ____/s/ David Jacovini________________ ______
David Jacovini, President

Date   ________4/25/2016_______________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _____ /s/ David Jacovini________________ ____
David Jacovini, President & Treasurer

Date   _______4/25/2016________________________________________

* Print the name and title of each signing officer under his or her signature.